Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating Activities
Net income/ (loss)	$ 46,396	$ (15,622)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	29,771	33,597
Amortization and write-off of deferred finance fees and bond premium	1,993	1,496
Amortization of deferred dry dock and special survey costs	697	1,213
Stock based compensation	1,318	2,900
(Gain)/ loss on sale of vessels	(5,771)	904
Impairment loss	0	11,690
Change in fair value of other assets	0	1,188
Equity in affiliates, net of dividends received	(1,159)	0
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	1,388	(1,932)
(Increase) in accounts receivable	(3,143)	(3,061)
(Increase)/ decrease in restricted cash	(50)	232
Decrease in other long term assets	210	2,297
Increase in accounts payable	726	628
Increase/ (decrease) in accrued expenses	638	(591)
Payments for dry dock and special survey costs	0	(609)
(Decrease) in due from related parties	(2,860)	0
(Decrease)/ increase in due to related parties	(17,462)	4,014
Increase/ (decrease) in deferred revenue	1,452	(315)
Net cash provided by operating activities	54,144	38,029
Investing Activities
Acquisition of vessels	(29,397)	(203,493)
Deposits for vessel acquisitions	0	(21,104)
Dividends received from affiliates	757	0
Net proceeds from sale of vessels	71,224	18,315
Investment in affiliates	(4,826)	0
Loan receivable from affiliates	(3,289)	(2,831)
Net cash provided by/ (used in) investing activities	34,469	(209,113)
Financing Activities
Loan proceeds, net of deferred finance costs	25,954	53,113
Loan repayments	(64,198)	(18,331)
Dividend paid	(16,170)	(15,520)
Payment to related party	(11,265)	0
Decrease in restricted cash	(130)	16,390
Net proceeds from equity offering	0	54,287
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs and premium	0	59,598
Redemption of convertible shares	(3,500)	0
Net cash (used in)/ provided by financing activities	(69,309)	149,537
Net increase/ (decrease) in cash and cash equivalents	19,304	(21,547)
Cash and cash equivalents, beginning of year	54,493	82,835
Cash and cash equivalents, end of year	73,797	61,288
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	35,700	33,359
Non-cash investing activities
Capitalized financing costs	19	205
Accrued interest on loan to affiliate	917	611
Deferred gain on sale of assets	8,972	0
Investment in affiliates received upon sale of vessels	27,111	0
Non-cash financing activities
Dividends payable	8,035	7,967
Acquisition of vessels	(914)	(1,283)
Deposits for vessel acquisition	0	(980)
Due to related party	914	2,263
Issuance of restricted stock	$ 1,318	$ 2,900